Performance Management - 1290 Equity 500 Index Fund	Oct. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance One Year or Less [Text]	The Fund is newly offered. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.